Joint Arrangements	12 Months Ended
Dec. 31, 2024
Disclosure of interests in other entities [Abstract]
Joint Arrangements	Investments
The change in investments is as follows:

	EMG	Skookumchuck	Tent Mountain	EIP	Ekona	Total
Classification	Equity-accounted	Equity-accounted	Equity-accounted	FVTPL	FVTOCI
Balance, Dec. 31, 2022	12	105	—	11	1	129
Investment	—	—	10	4	—	14
Equity (loss) income	(4)	8	—	—	—	4
Distributions received	—	(6)	—	—	—	(6)
Changes in foreign exchange rates	—	(3)	—	—	—	(3)
Balance, Dec. 31, 2023	8	104	10	15	1	138
Investment	—	—	3	5	—	8
Equity (loss) income	(4)	10	(1)	—	—	5
Distributions received	—	(5)	—	—	—	(5)
Changes in foreign exchange rates	2	9	—	—	—	11
Net change in fair value recognized in earnings	—	—	—	2	—	2
Balance, Dec. 31, 2024	6	118	12	22	1	159
Equity-accounted Investments
The Company’s investments in joint ventures and associates that are accounted for using the equity method consist of its investments in Skookumchuck, EMG International, LLC (EMG) and Tent Mountain Renewable Energy Complex (Tent Mountain).
EMG International, LLC
TransAlta holds a 30 per cent interest in EMG, a wastewater treatment processing company. Earnings are derived from the design and construction of wastewater treatment facilities.
Skookumchuck Wind Project
TransAlta holds a 49 per cent membership interest in SP Skookumchuck Investment, LLC. Skookumchuck is a 136.8 MW wind project located in Lewis and Thurston counties near Centralia in Washington state. The project has a 20-year PPA with Puget Sound Energy.

Tent Mountain Pumped Hydro Development Project
On April 24, 2023, the Company acquired a 50 per cent interest in Tent Mountain, an early-stage 320 MW pumped hydro energy storage development project, located in southwest Alberta, from Evolve Power Ltd., formerly known as Montem Resources Limited. The acquisition included land rights, fixed assets and intellectual property associated with the pumped hydro development project. The Company paid Evolve $8 million on closing and made additional investments of $2 million during the balance of 2023. On Oct. 8, 2024, the Company increased its interest from 50 to 60 per cent by converting an outstanding loan receivable balance into an additional interest in the partnership. Additional contingent payments of up to $17 million may become payable to Evolve based on the achievement of specific development and commercial milestones. The Company and Evolve jointly control Tent Mountain, with the result that the Company accounts for its interest in the joint venture as an investment using the equity method.
Summarized financial information on the results of operations relating to the Company’s pro-rata interests in Skookumchuck, EMG and Tent Mountain, is as follows:

Year ended Dec. 31	2024	2023	2022
Results of operations
Revenues and other operating income	28	22	24
Expenses	(23)	(18)	(15)
Proportionate share of net earnings	5	4	9
Other Investments
Energy Impact Partners
On May 6, 2022, the Company entered into a commitment to invest US$25 million over the next four years in Energy Impact Partners (EIP) Deep Decarbonization Frontier Fund 1 (the Frontier Fund). The investment in the Frontier Fund provides the Company with a portfolio approach to investing in emerging technologies and the opportunity to identify, pilot, commercialize and bring to market emerging technologies that will facilitate the transition to net-zero emissions. The investment is accounted for at FVTPL.
Ekona Power Inc.
On Feb. 1, 2022, the Company made an equity investment of $2 million in Ekona's Class B Preferred Shares. The investment supports the commercialization of Ekona’s novel methane pyrolysis technology platform, which is being developed to produce cleaner and lower-cost turquoise hydrogen. The Company has irrevocably elected to measure its investment in Ekona at FVTOCI.
Joint Arrangements
Joint arrangements at Dec. 31, 2024, included the following:

Joint operations	Segment	Ownership (per cent)	Description
Goldfields Power	Gas	50	Gas-fired facility in Western Australia operated by TransAlta
Fort Saskatchewan	Gas	60	Cogeneration facility in Alberta, of which TA Cogen has a 60 per cent interest, operated by TransAlta
Fortescue River Gas Pipeline	Gas	43	Natural gas pipeline in Western Australia, operated by DBP Development Group
McBride Lake	Wind and Solar	50	Wind generation facility in Alberta operated by TransAlta
Soderglen	Wind and Solar	50	Wind generation facility in Alberta operated by TransAlta
Pingston	Hydro	50	Hydro facility in British Columbia operated by TransAlta
Joffre(1)	Gas	40	Cogeneration plant in Alberta operated by TransAlta
McMahon(1)	Gas	50	Cogeneration plant in British Columbia operated by TransAlta
Primrose(1)	Gas	50	Cogeneration plant in Alberta operated by TransAlta
Rainbow Lake(1)(2)	Gas	50	Cogeneration plant in Alberta operated by TransAlta
(1)The Company holds interest through its acquisition of Heartland. Refer to Note 4.
(2)The Company agreed to divest its interest in the Rainbow Lake facility to meet the requirements of the federal Competition Bureau, following the closing of the acquisition. As at Dec. 31, 2024 the Rainbow Lake facility is classified as part of a disposal group held for sale. Refer to Note 18.

Joint venture	Segment	Ownership (per cent)	Description
Skookumchuck	Wind and Solar	49	Wind generation facility in Washington operated by Southern Power
Tent Mountain	Hydro	60	Pumped hydro energy storage development project in Alberta
On Dec. 4, 2024, the Company acquired Heartland's 50 per cent interest in Sheerness, a natural-gas-fired facility in Alberta, previously operated by Heartland. Refer to Note 4 for details. On Oct. 8, 2024, the Company increased its interest by an additional 10 per cent interest in Tent Mountain. Refer to Note 9 for details.